Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000010992 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.99%
C000010992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000010992 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000010992 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000010992 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000010992 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010992 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
C000010992 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000010992 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000010992 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010994 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.99%
C000010994 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000010994 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000010994 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000010994 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000010994 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010994 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
C000010994 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000010994 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000010994 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010995 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.99%
C000010995 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000010995 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000010995 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000010995 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000010995 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010995 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
C000010995 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000010995 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000010995 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000010996 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.99%
C000010996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000010996 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000010996 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000010996 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000010996 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010996 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
C000010996 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000010996 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000010996 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000130079 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
C000130079 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000130079 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000130079 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000130079 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000130079 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
C000130079 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000130079 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000130079 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000130079 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000130079 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000130079 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000130079 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000130079 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130079 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000130079 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130079 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000130079 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000130079 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000130079 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000130080 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
C000130080 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000130080 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000130080 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000130080 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000130080 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
C000130080 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000130080 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000130080 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000130080 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000130080 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000130080 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000130080 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000130080 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130080 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000130080 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130080 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000130080 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000130080 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000130080 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000130082 [Member] | Technology Media and Telecommunication [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.49%
C000130082 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000130082 [Member] | Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000130082 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
C000130082 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000130082 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
C000130082 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000130082 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000130082 [Member] | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000130082 [Member] | Consumer Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000130082 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000130082 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000130082 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000130082 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130082 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000130082 [Member] | NIGERIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130082 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000130082 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	4.95%
C000130082 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.21%
C000130082 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.48%